Other investments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of movements in other investments

	Loans £ million	Other investments £ million	Total £ million
Cost less allowances or fair value
At 30 June 2020	7	34	41
Exchange differences	—	(3)	(3)
Additions	5	—	5
Repayments and disposals	(1)	—	(1)
Transfer	(1)	(1)	(2)
At 30 June 2021	10	30	40
Exchange differences	2	1	3
Additions	6	9	15
Repayments and disposals	(1)	(1)	(2)
Fair value adjustment	—	(13)	(13)
Step acquisitions	—	(6)	(6)
Capitalised interest	1	—	1
Transfer	—	(1)	(1)
At 30 June 2022	18	19	37